SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13     -
SHAREHOLDERS’ EQUITY

A.	Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Share Repurchase:

On November 1, 2018, the Company announced $25,000 share repurchase program. In this framework, through December 31, 2021, the Company repurchased 556,603 ordinary shares for an aggregate amount of $14,509.

On October 11, 2020, as part of the authorization of the Senior Convertible Notes Offering (see note 10), the Company’s board of directors approved and authorized a share repurchase for an aggregate amount of up to $20,000. In this framework, on October 14, 2020, the Company repurchased 170,910 ordinary shares for an aggregate amount of $10,000.

All treasury shares have been canceled as of the end of each respective year.

C.	Equity Based Incentive Plans:

The Company’s Board of directors approves, from time to time, equity-based incentive plans, the last of which was approved in August 2017. Equity-based incentive plans include stock options, restricted share units and restricted stock awards to employees, officers and directors.

Share-based compensation

The following table summarizes the effects of share-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9
Cost of Revenues:
Product	1,358	927	534
Service	802	437	469
Research and Development	3,994	2,556	2,206
Sales and Marketing	2,221	1,531	1,121
General and Administrative	2,113	1,498	762
Total	10,488	6,949	5,092

As of December 31, 2021, there was $610 of total unrecognized compensation cost related to non-vested employee options and $21,231 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Shares Options

Share options vest over four years and their contractual term may not exceed 10 years. The exercise price is the market price at the date of each grant.

The weighted average fair value (in dollars) of the options granted during 2021, 2020 and 2019, according to Black-Scholes option-pricing model, amounted to $35.94, $15.46 and $8.18 per option, respectively.

Summary of the status of the Company’s share option plans as of December 31, 2021, as well as changes during the year then ended, is presented below:

	2021
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	797,279	22.29
Granted	9,615	102.35
Exercised	(236,652)	18.76
Expired and forfeited	(84,700)	23.85
Outstanding - year end	485,542	25.33

Options exercisable at year end	327,859	21.09

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing share market price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

The total intrinsic value of options outstanding as of December 31, 2021 and 2020 was $58,835 and $38,514, respectively. The total intrinsic value of options exercisable as of December 31, 2021 and 2020 was $41,117 and $24,428, respectively. The total intrinsic value of options exercised during the years 2021, 2020 and 2019 was $18,571, $10,463 and $4,570 respectively.

The following table summarizes information about share options outstanding as of December 31, 2021:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)

10.24-20.00	134,047	1.12	11.53	134,047	11.53
20.01-35.00	309,054	3.61	26.59	185,815	26.85
35.01-50.00	28,635	5.43	46.08	6,948	46.27
50.01-70.00	4,191	5.63	54.67	1,049	54.67
70.01-102.35	9,615	5.48	102.35	-	-
	485,542		25.33	327,859	21.09

Restricted Share Units

Restricted Share Units (“RSU”) grants are rights to receive shares of the Company's ordinary shares on a one-for-one basis and are not entitled to dividends or voting rights, if any, until they are vested. RSU’s vesting schedules are 25% on each of the first, second, third and fourth anniversaries of the grant date, or, 33% on each of the first, second, and third anniversaries of the grant date. The fair value of such RSU grants is being recognized based on the accelerated method over the vesting period. Performance based RSU grants vest over a period of 3 years and are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

	2021
	Number of RSUs	Weighted average grant date fair value (USD)
Unvested - beginning of year	468,561	39.14
Granted	197,941	103.84
Vested	(165,530)	35.88
Canceled	(37,771)	41.55
Unvested at year end	463,201	67.79

The total intrinsic value of RSUs vested during the years 2021, 2020 and 2019 was $17,341, $6,344 and $3,513, respectively.